Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

August 31, 2013

Dates Covered
Collections Period	08/01/13 - 08/31/13
Interest Accrual Period	08/15/13 - 09/15/13
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/13	239,291,443.49	22,518
Yield Supplement Overcollateralization Amount at 07/31/13	6,414,674.29	0

Receivables Balance at 07/31/13	245,706,117.78	22,518
Principal Payments	13,162,109.70	669
Defaulted Receivables	561,584.39	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/13	5,867,680.02	0

Pool Balance at 08/31/13	226,114,743.67	21,814

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	4,795,916.12	347
Past Due 61-90 days	1,227,821.17	89
Past Due 91 + days	272,234.97	24

Total	6,295,972.26	460

Total 31+ Delinquent as % Ending Pool Balance	2.78%

Recoveries	385,344.48

Aggregate Net Losses/(Gains) - August 2013	176,239.91

Overcollateralization Target Amount	13,566,884.62
Actual Overcollateralization	13,566,884.62

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.90%
Weighted Average Remaining Term	31.30

Flow of Funds	$ Amount

Collections	14,311,776.02
Advances	2,770.17
Investment Earnings on Cash Accounts	460.94
Servicing Fee	(204,755.10)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	14,110,252.03

Distributions of Available Funds
(1) Class A Interest	248,315.89
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	12,386,097.83
(9) Distribution to Certificateholders	1,378,169.19
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	14,110,252.03

Servicing Fee	204,755.10
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 08/15/13	224,933,956.88
Principal Paid	12,386,097.83
Note Balance @ 09/16/13	212,547,859.05

Class A-1
Note Balance @ 08/15/13	0.00
Principal Paid	0.00
Note Balance @ 09/16/13	0.00
Note Factor @ 09/16/13	0.0000000%

Class A-2
Note Balance @ 08/15/13	0.00
Principal Paid	0.00
Note Balance @ 09/16/13	0.00
Note Factor @ 09/16/13	0.0000000%

Class A-3
Note Balance @ 08/15/13	48,205,956.88
Principal Paid	12,386,097.83
Note Balance @ 09/16/13	35,819,859.05
Note Factor @ 09/16/13	16.8168352%

Class A-4
Note Balance @ 08/15/13	127,995,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	127,995,000.00
Note Factor @ 09/16/13	100.0000000%

Class B
Note Balance @ 08/15/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	24,366,000.00
Note Factor @ 09/16/13	100.0000000%

Class C
Note Balance @ 08/15/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	24,367,000.00
Note Factor @ 09/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	345,985.01
Total Principal Paid	12,386,097.83

Total Paid	12,732,082.84

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	44,590.51
Principal Paid	12,386,097.83

Total Paid to A-3 Holders	12,430,688.34

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4331700
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.5072789

Total Distribution Amount	15.9404489

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2093451
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.1506940

Total A-3 Distribution Amount	58.3600391

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 07/31/13	50,243.82
Balance as of 08/31/13	53,013.99
Change	2,770.17

Reserve Account
Balance as of 08/15/13	2,064,965.17
Investment Earnings	61.34
Investment Earnings Paid	(61.34)
Deposit/(Withdrawal)	—
Balance as of 09/16/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17